Risk management and concentrations of risk (Details) $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($)
Lampung [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 159,912	[1]
Derivative Liability, Fair value carrying amount liability	$ (4,979)	[1]
Derivative, Term	Sept 2026
Derivative, Fixed interest rate	2.80%	[1],[2]
Gallant [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 126,750	[1]
Derivative Liability, Fair value carrying amount liability	$ (509)	[1]
Derivative, Term	Sept 2019
Derivative, Fixed interest rate	1.90%	[1],[2]
Grace [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 138,375	[1]
Derivative Liability, Fair value carrying amount liability	$ (1,735)	[1]
Derivative, Term	March 2020
Derivative, Fixed interest rate	2.30%	[1],[2]

[1]	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.
[2]	Excludes the margins paid on the floating-rate debt.